NATURE OF OPERATIONS, BASIS OF PRESENTATION, GOING CONCERN, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
NATURE OF OPERATIONS, BASIS OF PRESENTATION, GOING CONCERN, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF OPERATIONS, BASIS OF PRESENTATION, GOING CONCERN, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1- NATURE OF OPERATIONS, BASIS OF PRESENTATION, GOING CONCERN, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Major League Football, Inc. (the “Company,” “we,” “us” or “our”) plans to establish, develop, and operate Major League Football (“MLFB”) as a professional Spring/Summer football League with 4 initial Franchises located in cities overlooked in large part by existing professional sports leagues and provide fans with high quality players and competition in the NFL’s off-season. Our plan that was initiated in June 2022 was that the initial teams would be located in Ohio, Virginia, Arkansas, and Alabama. Our proposed spring playing schedule avoids all competition with the NFL and colleges and these initial cities have both a passion for sports and football as well as stadium venues whose size will provide our fans an excellent viewing experience at a reasonable rental expense to MLFB. All potential venues are equipped for high quality multi-platform media transmission allowing us the broadcast all our games in multi-levels of today’s technology.

We commenced football training camp operations in June 2022 with a camp start date of July 18, 2022, which was located at Ladd-Peebles Stadium in Mobile, Alabama. The training camp was comprised of the four initial teams and included over 260 potential players and coaches. The camp included transportation of certain football equipment from a Texas warehouse along with the purchase of new equipment. However, due to a significant delay in negotiating the stadium lease, the Company was delayed in obtaining additional funding from a planned registration statement. The Company was funding the training camp operations from the sale of convertible promissory notes and the sale of common stock from an existing Regulation A offering. Because of a delay in funding, the Company suffered a significant cash flow issue with the payment of hotels and other training camp operating expenses. As a result, the Company shut down the training camp on July 29, 2022. As a result of the shutdown of the training camp, the Company has incurred a significant number of unpaid charges which are recorded as accounts payable at January 31, 2023.

We have commenced planning for a full spring football season in 2023, which is dependent on adequate funding, tentatively commencing with training camp in May 2023 and games from June through July 2023 and a championship game held in July 2023. This schedule is being developed with our broadcaster’s input as to what dates are compatible with their preferred broadcast schedule.

MLFB plans to serve as a pipeline to develop players, coaches, officials, scouts, trainers, and all other areas of the game that the NFL needs today. We will also give NFL representatives the opportunity to view our team practices, game footage, practice tapes and confer with league coaches, team officials and staff. We believe this will provide our league with recognition and demonstrate our economic model and the market’s desire for spring football.

Going Concern

The accompanying unaudited financial statements have been prepared assuming the Company will continue as a going concern. As reflected in the unaudited financial statements, the Company had limited revenues and had a net income (loss) of $372,904 and $(1,794,096) for the three and nine months ended January 31, 2023, respectively. Additionally, the Company had net cash used in operating activities of $2,039,660 for the nine months ended January 31, 2023. At January 31, 2023, the Company has a working capital deficit of $11,983,783, an accumulated deficit of $39,098,523 and a stockholders’ deficit of $11,494,436, which could have a material impact on the Company’s financial condition and operations.

We require short-term financing as well as financing over the next 12 months and we have been pursuing, and will continue to pursue, short-term financing, with the intention of securing larger, more permanent financing facilities.

On September 7, 2022, the Company announced that it had signed two Common Stock Purchase Agreements in the amount of $2,500,000 each or $5,000,000 combined that were contingent on the Company filing and approval from the Securities and Exchange Commission (“SEC”) of a Form S-1 Registration Statement. The Company filed a Form S-1 Registration Statement with the SEC, and it was declared effective on December 28, 2022. As a result, the Company commenced funding from the Common Stock Purchase Agreements in January 2023. As previously announced, the Company continues to move forward with plans to pay all obligations incurred while preparing for a full season of spring football in 2023. The key management team of the Company remains intact and dedicated to this goal. In addition to these two agreements, the Company continues to have discussions with other parties for potential funding. The Common Stock Purchase Agreements are contingent on certain stock trading volume requirements and amounts, which may not occur in a timely fashion, as it is dependent on the market pricing of our stock. To date, the Company has raised $66,375 under this offering. As a result, we may not be able to achieve these capital-raising objectives and if the required capital is not obtained in the proposed timeframe, the Company’s planned 2023 spring football season could be delayed or not occur, along with the Company’s obligations arising from its 2022 training camp.

In view of these matters, recoverability of any asset amounts shown in the accompanying unaudited financial statements is dependent upon the Company’s ability to achieve a level of profitability. These matters raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date of the filing of the Company’s Form 10-Q with the SEC. Since inception, the Company has financed its activities from the sale of equity securities and from loans. The Company intends on financing its future development activities and its working capital needs from the sale of public equity securities and debt securities, until such time that funds provided by operations, if ever, are sufficient to fund working capital requirements.

COVID-19

In March 2020, the World Health Organization declared the novel strain of coronavirus (COVID-19) a global pandemic and recommended containment and mitigation measures worldwide. Subsequently, the COVID-19 pandemic has continued to spread and various state and local governments have issued or extended “shelter-in-place” orders. The spread of the pandemic has caused severe disruptions in the global economy and financial markets and could potentially create widespread business continuity issues of an unknown magnitude and duration.

The future operational and financial impact of the COVID-19 pandemic is difficult to determine, and it is not possible to predict the duration and severity of the economic disruption, government restrictions and stimulus, social distancing and phased re-opening of economies, nor estimate the impact that this may have on the Company, its financial condition, and its results of operations. While we believe that the coronavirus pandemic has not had a significant impact on our financial condition and results of operations at this time, the potential economic impact brought by the coronavirus pandemic, which may be exacerbated by the global macroeconomic uncertainty from the ongoing conflict between Russia and Ukraine, is difficult to assess or predict. There may be developments outside of our control that require us to adjust our operating plans. Given the nature of the situation, we cannot reasonably estimate the impact of the coronavirus pandemic on our financial condition, results of operations or cash flows in the future.

Basis of Presentation

The accompanying interim period financial statements of the Company are unaudited pursuant to certain rules and regulations of the SEC and include, in the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of the results of the periods indicated. Such results, however, are not necessarily indicative of results that may be expected for the full year. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to such rules and regulations. The accompanying unaudited financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended April 30, 2022, as filed with the SEC on July 29, 2022. The interim unaudited operating results for the three and nine months ended January 31, 2023 are not necessarily indicative of operating results expected for the full fiscal year.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future, actual results could differ from the estimates. Significant estimates in the accompanying unaudited financial statements include the useful life of property and equipment, valuation of derivative liabilities, estimates of loss contingencies, valuation of equity-based instruments issued for other than cash and valuation allowance on deferred tax assets.

Reclassification

The Company reclassed rent expense from general and administrative expense for the three and nine months ended January 31, 2022, in the amount of $25,262 and $98,539 to a separate line item to conform with current period presentation. Total operating expenses were unchanged.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents at January 31, 2023 and April 30, 2022.

Concentrations - Concentration of Credit Risk

Certain financial instruments potentially subject the Company to concentrations of credit risk. These financial instruments consist primarily of cash. We maintain our cash balances in financial institutions that from time to time exceed amounts insured by the FDIC (up to $250,000, per financial institution as of January 31, 2023). At January 31, 2023, none of our deposit accounts exceeded the insured amount. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institution in which are deposits are held.

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed, and any resulting gains or losses are included in the statement of operations.

Impairment of Long-Lived Assets

In accordance with ASC 360-10, “Long-lived assets,” which include property and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable.

Convertible Promissory Notes and Related Embedded Derivatives

We account for the embedded conversion option contained in convertible instruments under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”. The embedded conversion option within this Topic contained in the convertible instruments are accounted for as derivative liabilities at the date of issuance and adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives was determined using the Binomial Option Pricing model. On the initial measurement date, the fair value of the embedded conversion option derivative was recorded as a derivative liability and was allocated as debt discount up to the proceeds of the notes with the remainder charged to current period operations as initial derivative expense. Any gains and losses recorded from changes in the fair value of the liability for derivative contract is recorded as a component of other income (expense) in the accompanying unaudited Statements of Operations. The classification of equity-linked contracts is reassessed at each balance sheet date. If the classification required under this subtopic changes as a result of events during the period, the contract shall be reclassified at the date of the event that caused such reclassification. If reclassification is required, the change in fair valuer of the contract during the period the contract was classified as equity shall be accounted for as an adjustment to stockholders’ equity. The contract is subsequently adjusted to fair value through earnings. Such a reclassification event occurred during the three and nine months ended January 31, 2023, as more fully disclosed below.

The Company follows ASU 260 regarding changes to the classification of certain equity-linked financial instruments (or embedded features) with down round features and clarifies existing disclosure requirements for equity-classified instruments. For freestanding equity-classified financial instruments, entities that present earnings per share (“EPS”) in accordance with Topic 260, to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features would be subject to the specialized guidance for contingent beneficial conversion features (in Subtopic 470-20, Debt—Debt with Conversion and Other Options), including related guidance in Topic 260.

Convertible Notes With Variable Conversion Options

The Company has entered into convertible promissory notes, some of which contain variable conversion options, whereby the outstanding principal and accrued interest may be converted, by the holder, into common shares at a fixed discount to the trading price of the common stock at the time of conversion. The Company treats these convertible promissory notes as stock settled debt under ASC 480, “Distinguishing Liabilities from Equity” and measures the fair value of the notes at the time of issuance, which is the result of the share price discount at the time of conversion and records the put premium to interest expense.

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities where there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, football equipment, accounts payable, unsecured convertible notes payable, secured convertible notes payable, notes payable, and notes payable – related party. Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments, the Company believes that the recorded values of the other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Assets and liabilities measured at fair value on a recurring basis consist of the following at January 31, 2023 and April 30, 2022:

	Carrying Value at January 31,	Fair Value Measurements at January 31, 2023
	2023	Level 1	Level 2	Level 3

Conversion option liability	$1,359,494	$-	$-	$1,359,494
Warrant derivative liability	$2,747,389	$-	$-	$2,747,389

	Carrying Value at April 30,	Fair Value Measurements at April 30, 2022
	2022	Level 1	Level 2	Level 3

Conversion option liability	$197,508	$-	$-	$197,508

The following is a summary of activity of Level 3 assets and liabilities for the nine months ended January 31, 2023:

Conversion Option Liability
Balance – April 30, 2022	$197,508
Initial value of conversion option liability	3,060,580
Gain from change in the fair value of conversion option liability	(1,898,594)
Balance – January 31, 2023	$1,359,494

Warrant Derivative Liability
Balance – April 30, 2022	$-
Initial value of warrant derivative liability	4,680,013
Gain from change in the fair value of warrant derivative liability	(1,932,624)
Balance – January 31, 2023	$2,747,389

Changes in fair value of the conversion option liability and warrant derivative liability are included as a separate Other Income (Expense) item in the accompanying unaudited Statements of Operations.

Leases

The Company follows ASC 842 regarding leases whereby lessees need to recognize leases on their balance sheet as a right of use asset and a corresponding lease liability. We have elected to exclude leases with a lease term of one year or less. The Company has no leases with over one year term.

Sequencing

The accounting treatment of derivative financial instruments requires that the Company record the embedded conversion option and warrants at their fair values as of the inception date of the agreement or upon a triggering event and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded as non-operating, non-cash income or expense for each reporting period at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification.

As a result of entering into warrant and convertible debt agreements, for which such instruments contained certain anti-dilution provisions, the Company could not demonstrate it has sufficient authorized shares and as a result, shares will be allocated on the basis of the earliest issuance date of potentially dilutive instruments, with the earliest grants receiving the first allocation of shares. Accordingly, the Company has adopted a sequencing policy in accordance with ASC 815-40-35-12 “Derivatives and Hedging” whereby all future instruments may be classified as a derivative liability with the exception of instruments related to share-based options issued to employees or directors. See Net Income (Loss) per Share below.

Revenue Recognition

The Company will recognize revenue in accordance with the five-step method prescribed by ASC 606 “Revenues from Contracts with Customers”.

League Tryout and Training Camps

The Company will recognize league tryout and training camp revenue on the dates that the events are held. The Company commenced a training camp on July 18, 2022 in Mobile, Alabama but this was terminated on July 29, 2022 due to a lack of sufficient funding. The Company did not charge players a training camp fee and as a result, there was no revenue from tryout and training camps during the three and nine months ended January 31, 2023 or 2022, respectively.

Football League Operations

The Company will recognize revenue from future football league operations including gate, parking and concessions, stadium advertising and merchandising, licensing fees, sponsorships, naming rights, broadcast and cable, franchise fees, social media and on-line digital media including merchandising, advertising, and subscriptions, as applicable. The Company football league operations had not commenced as of January 31, 2023. The Company commenced the selling of on-line digital media merchandise through a third party drop shipper on April 29, 2022 and customers sent cash for certain items that were not shipped until May 2022. The Company recorded $3,802 of accounts receivable with an offset to deferred revenue at April 30, 2022. Subsequently, the drop shipper shipped the items to customers and the Company recognized revenue and cost of goods sold. During the three and nine months ended January 31, 2023, the Company recorded $0 and $9,180 of revenue and $0 and $7,365 of cost of goods sold, respectively related to on-line digital merchandise.

Income Taxes

Deferred income tax assets and liabilities arise from temporary differences associated with differences between the financial statements and tax basis of assets and liabilities, as measured by the enacted tax rates, which are expected to be in effect when these differences reverse.

Deferred tax assets and liabilities not related to an asset or liability are classified as current or noncurrent depending on the periods in which the temporary differences are expected to reverse. Valuation allowances are established when necessary to reduce the deferred tax assets to the amount expected to be realized.

The Company follows the provisions of FASB ASC 740-10 “Uncertainty in Income Taxes” (ASC 740-10). Certain recognition thresholds must be met before a tax position is recognized in the financial statements. An entity may only recognize or continue to recognize tax positions that meet a “more-likely-than-not” threshold. At January 31, 2023 and April 30, 2022, the Company does not believe it has any uncertain tax positions that would require either recognition or disclosure in the accompanying unaudited financial statements.

Stock Based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Stock Compensation”. ASC 718 requires the fair value of all stock-based employee compensation awarded to employees to be recorded as an expense over the shorter of the service period or the vesting period. The Company values employee and non-employee stock-based compensation at fair value using the Black-Scholes Option Pricing Model.

Net Income (Loss) per Share of Common Stock

The Company computes net earnings (loss) per share in accordance with ASC 260-10, “Earnings per Share.”, which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period and diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Securities that could potentially dilute earnings per share in the future are as follows:

	January 31, 2023	April 30, 2022
Warrants to purchase common stock - *	4,343,077,822	62,970,000
Options to purchase common stock	1,200,000	1,200,000
Conversion of convertible unsecured promissory notes - *	967,374,035	20,782,211
Conversion of convertible secured promissory notes - *	1,901,121,478	11,586,275
Total	7,212,773,335	96,538,486

*Based on the Company's sequencing policy, certain dilutive securities above the Company’s authorized shares of 2,000,000,000 have been reclassified as derivative liabilities at January 31, 2023.

Effective September 15, 2022, the Company’s determined that because of entering into certain warrant and convertible debt agreements, for which such instruments contained anti-dilution provisions, the Company could not demonstrate that it had sufficient authorized shares and as a result, shares will be allocated on the basis of the earliest issuance date of potentially dilutive instruments, with the earliest grants receiving the first allocation of shares.

As a result of the sale of the Company’s common stock at a price of $0.00045 per share on January 26, 2023, this triggered additional repricing and the Company evaluated that there was a potential of 7,212,773,335 per the above table that could be converted into shares of the Company’s $0.001 par value common stock. The Company has 2,000,000,000 shares authorized and as a result, utilized the first in-first out sequencing of securities convertible. The Company calculated at January 26, 2023, after adjusting for convertible securities and warrants on the first in-first out basis, 6,426,404,880 shares were potentially issuable above the 2,000,000,000 authorized limit (after taking into consideration currently issued and outstanding shares). Based on the Company’s revaluation of these instruments and not having sufficient authorized shares to settle these instruments with shares, the Company reclassified such instruments from stockholders’ equity to a derivative liability on the respective trigger dates. The Company evaluated the change for both warrants and convertible debt using the Binomial Lattice Option Pricing Model at September 15, 2022 and January 26, 2023, recording a cumulative $3,060,580 for the initial value of conversion option liability and a cumulative $4,680,013 for the initial value of warrant derivative liability with an offset to additional paid in capital. The Company performed a revaluation at October 31, 2022 and another revaluation at January 31, 2023 and recorded a cumulative $1,898,594 gain from the change in fair value of conversion option liability and $1,932,624 gain from the change in fair value of warrant derivative value.

Contingencies

Certain conditions may exist as of the date the financial statements are issued which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. Company management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be reasonably estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable would be disclosed. The Company does not include legal costs in its estimates of amounts to accrue.

Related Parties

Parties are considered related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. See Note 7 – Related Parties.

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU 2020-06 removes from U.S. GAAP the liability and equity separation model for convertible instruments with a cash conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt.

Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a convertible debt instrument was issued at a substantial premium. Among other potential impacts, this change is expected to reduce reported interest expense, increase reported net income, and result in a reclassification of certain conversion feature balance sheet amounts from stockholders’ equity to liabilities as it relates to the Company’s convertible notes.

Additionally, ASU 2020-06 requires the application of the if-converted method to calculate the impact of convertible instruments on diluted earnings per share (EPS), which is consistent with the Company’s accounting treatment under the current standard. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted for fiscal years beginning after December 15, 2020, and can be adopted on either a fully retrospective or modified retrospective basis.

On May 1, 2021, we adopted the ASU using the modified retrospective method which did not have a material impact on the Company’s financial statements.

The Company has evaluated other recent accounting pronouncements and their adoption, and has not had, and is not expected to have, a material impact on the Company’s financial position or results of operations. Other new pronouncements issued but not yet effective until after January 31, 2023 are not expected to have a significant effect on the Company’s financial position or results of operations.

NOTE 1 – NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

History and Nature of Business

Major League Football, Inc. (the “Company” or “MLFB”) was originally incorporated as Universal Capital Management, Inc., a Delaware corporation, on August 16, 2004.

On July 14, 2014, our Company entered into and closed a definitive Asset Purchase Agreement with Major League Football, LLC, a company formed in 2009, to establish, develop and operate a professional spring/summer football league to be known as Major League Football. Pursuant to the terms of the Asset Purchase Agreement, we issued Major League Football, LLC 8,000,000 shares of our common stock in exchange for assets of Major League Football, LLC primarily comprised of business plans and related proprietary documents, trademarks and other related intellectual property related to the development of the league. Also, the board of directors was expanded, a new management team was appointed, and several league consultants were retained by our Company.

Effective November 24, 2014, the Company amended its Certificate of Incorporation with the Secretary of State of the State of Delaware changing its name from Universal Capital Management, Inc.

Effective August 23, 2018, the Company filed a Certificate of Amendment to its Certificate of Incorporation. The prior authorized designated fifty million (50,000,000) shares of convertible preferred stock, par value $0.001 per share were re-designated to common stock. As a result, the Company has no authorized preferred stock.

Effective February 15, 2019, the Company amended its Articles of Incorporation to increase authorized shares of common stock from 200,000,000 to 300,000,000.

Effective October 30, 2019, the Company amended its Articles of Incorporation to increase authorized shares of common stock from 300,000,000 to 450,000,000.

Effective November 3, 2020, the Company amended its Articles of Incorporation to increase authorized shares from 450,000,000 to 600,000,000.

Effective January 5, 2022, the Company amended its Articles of Incorporation to increase authorized shares from 600,000,000 to 950,000,000.

For all of  the amendments above, written consent in accordance with Section 228 of the General Corporation Law of the State of Delaware was not adhered to. Given the exigent circumstances of the need to raise money imminently to save the Company and fund its primary business, the holders of a majority of the outstanding common stock entitled to vote as a class, were not provided written notice of the proposed amendment to the Certificate of Incorporation and the Company did not conduct a vote of the shareholders in favor of the adoption of the amendment to the Certificate of Incorporation. As a result, there is a risk that the State of Delaware could notify the Company that the amendments were not valid.

The Company is seeking to establish, develop and operate MLFB as a professional spring/summer football league. We intend to establish franchises in cities overlooked by existing professional sports leagues and provide fans with professional football in the National Football League (“NFL”) off-seasons, which will enable us to take a totally non-adversarial approach towards the NFL. We have commenced the process of leasing playing venues and acquiring football equipment. We have obtained required workers compensation insurance for certain states where we will play games.

In March 2020, the World Health Organization declared the novel strain of coronavirus (COVID-19) a global pandemic and recommended containment and mitigation measures worldwide. Subsequently, the COVID-19 pandemic has continued to spread and various state and local governments have issued or extended “shelter-in-place” orders, which have impacted and restricted various aspects of the Company’s operations. The spread of the pandemic has caused severe disruptions in the global economy and financial markets and could potentially create widespread business continuity issues of an unknown magnitude and duration. Management studied in depth the possibility of having a Demonstration Season in the summer of 2021 as a means of introducing MLFB as a league and overcoming some of the difficulties encountered because of COVID-19.  While the pandemic has gradually eased and crowd capacities increased, this occurred too late in the process to commence a Demonstration Season.

MLFB has recently hired several well-known and experienced employees, coaches, scouts, and trainers as well as individuals looking to improve their skills in these areas. We believe this will provide MLFB with the recognition and credibility to demonstrate the viability of our economic model as well as the market’s desire for spring/summer football.   The Company recently announced the cities of Mobile, Alabama, Little Rock, Arkansas, Canton, Ohio and Virginia Beach, Virginia as home markets for its inaugural season which will begin August 9, 2022. Additionally, the Company has executed leases with these cities.  The Company plans to have several games this summer/fall that allows the Company to build towards a full football season in the Spring of 2023, providing MLFB as America’s home for professional spring football.

MLFB plans to serve as a pipeline to develop players, coaches, officials, scouts, trainers, and all other areas of the game that the NFL needs today. We will also give NFL representatives the opportunity to view our team practices, game footage, practice tapes and confer with league coaches, team officials and staff. We believe this will provide our league with recognition and demonstrate our economic model and the market’s desire for spring/summer football.

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As reflected in the accompanying financial statements, the Company had a net loss of $1,669,699 and $185,381 for the years ended April 30, 2022 and 2021, respectively. Additionally, the Company had net cash used in operating activities of $780,693 and $213,518 for the years ended April 30, 2022 and 2021, respectively. At April 30, 2022, the Company has a working capital deficit of $4,186,155, an accumulated deficit of $30,662,481 and a stockholders’ deficit of $3,658,915, which could have a material impact on the Company’s financial condition and operations. At April 30, 2022, the Company does not have sufficient cash resources or current assets to pay its obligations.

In view of these matters, recoverability of asset amounts shown in the accompanying financial statements is dependent upon the Company’s ability to achieve profitability. These matters raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance date of this report. Since inception, the Company has financed its activities from the sale of equity securities and from loans. The Company intends on financing its future activities and its working capital needs largely from the sale of public equity securities and debt securities, until such time that funds provided by operations, if ever, are sufficient to fund working capital requirements. The financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities that might result should the Company be unable to continue as a going concern.

In March 2020, the World Health Organization declared the novel strain of coronavirus (COVID-19) a global pandemic and recommended containment and mitigation measures worldwide. Subsequently, the COVID-19 pandemic has continued to spread and various state and local governments have issued or extended “shelter-in-place” orders, which have impacted and restricted various aspects of the Company’s operations. The spread of the pandemic has caused severe disruptions in the global economy and financial markets and could potentially create widespread business continuity issues of an unknown magnitude and duration.

We require short-term financing as well as financing over the next 12 months and we have been pursuing, and will continue to pursue, short-term financing, with the intention of securing larger, more permanent financing facilities.  Effective February 8, 2022, the Company’s  Form 1-A Regulation A Offering Statement was qualified by the Securities and Exchange Commission (“SEC”) for the sale of up to 125,000,000 shares of our $0.001 par value common stock at an initial price of $0.021 per share or up to $2,6250,000 of gross proceeds. The price was subsequently amended to reduce the price to $0.0168 per share. There is no minimum number of shares of common stock that must be sold in the offering and the net proceeds from this offering are being utilized to assist in funding our summer 2022 football season including equipment purchases and stadium deposits, general and administrative expenses and provide working capital for the Company.

Through the date of this Form 10-K, the Company had received $1,747,300 of gross proceeds from the sale of 86,180,949 shares of our $0.001 par value common stock. Included in the above amount are $40,000 of gross proceeds from the sale of 1,904,761 shares of our common stock that have not been processed by the transfer agent due to technical document issues. In the event we do not obtain the entire offering amount, we may attempt to obtain additional funds through private offerings of our securities or by borrowing funds.

Additionally, Effective May 6, 2022, the Company signed an Equity Line Purchase Agreement (“Agreement”) whereby subject to the terms and conditions set forth in this Agreement, the Company will sell to the Investor up to Ten Million Dollars ($10,000,000) or Four Hundred Million (400,000,000) shares of registered common stock, $0.001 par value per share.  See Note 9 – Subsequent Events.

SIGNIFICANT ACCOUNTING POLICIES

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future, actual results could differ from the estimates. Significant estimates in the accompanying financial statements include the valuation of derivative liabilities, estimates of loss contingencies, valuation of equity-based instruments issued for other than cash and valuation allowance on deferred tax assets.

Cash and Cash Equivalents

For the statements of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. There were no cash equivalents at April 30, 2022 and 2021.

Concentrations - Concentration of Credit Risk

Certain financial instruments potentially subject the Company to concentrations of credit risk. These financial instruments consist primarily of cash. We maintain our cash balances in financial institutions that from time to time exceed amounts insured by the FDIC (up to $250,000, per financial institution as of April 30, 2022). At April 30, 2022, our deposit accounts did exceed insured amounts accounts in the amount of approximately $425,000. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institution in which are deposits are held.

Property and Equipment

The Company has $518,133 and $57,223 of football and office equipment at April 30, 2022 and 2021, respectively. On April 22, 2022, the Company purchased $450,000 of football equipment under an option related to a $30,000 note payable. The football equipment is held in storage to be utilized in future planned league operations. Additionally, the Company purchased $10,910 of football equipment on April 29, 2022.  For financial accounting purposes, depreciation for the football and office equipment will be computed by the straight-line method over an estimated useful life of 1 to 7 years. There was no depreciation expense for the years ended April 30, 2022 or 2021, respectively, because the football and office equipment is held in storage and has not been put into use as football league operations have not commenced.

Impairment of Long-Lived Assets

In accordance with ASC 360-10, “Long-lived assets,” which include property and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable.

Convertible Promissory Notes and Related Embedded Derivatives

We account for the embedded conversion option contained in convertible instruments under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”. The embedded conversion option contained in the convertible instruments were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives was determined using the Binomial Option Pricing model. On the initial measurement date, the fair value of the embedded conversion option derivative was recorded as a derivative liability and was allocated as debt discount up to the proceeds of the notes with the remainder charged to current period operations as initial derivative expense. Any gains and losses recorded from changes in the fair value of the liability for derivative contract is recorded as a component of other income (expense) in the accompanying Statements of Operations.

The Company follows ASU 260 regarding changes to the classification of certain equity-linked financial instruments (or embedded features) with down round features and clarifies existing disclosure requirements for equity-classified instruments. For freestanding equity-classified financial instruments, entities that present earnings per share (“EPS”) in accordance with Topic 260, to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features would be subject to the specialized guidance for contingent beneficial conversion features (in Subtopic 470-20, Debt—Debt with Conversion and Other Options), including related guidance in Topic 260.

Convertible Notes With Variable Conversion Options

The Company has entered into convertible promissory notes, some of which contain variable conversion options, whereby the outstanding principal and accrued interest may be converted, by the holder, into common shares at a fixed discount to the price of the common stock at the time of conversion. The Company treats these convertible promissory notes as stock settled debt under ASC 480, “Distinguishing Liabilities from Equity” and measures the fair value of the notes at the time of issuance, which is the result of the share price discount at the time of conversion and records the put premium as accretion to interest expense to the date of first conversion.

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities where there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, football equipment, accounts payable, unsecured convertible notes payable, secured convertible notes payable, notes payable, and notes payable – related party. Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments, the Company believes that the recorded values of the other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Assets and liabilities measured at fair value on a recurring basis and the carrying value consist of the following at April 30, 2022 and 2021:

	April 30,	Fair Value Measurements at April 30, 2022
	2022	Level 1	Level 2	Level 3
Conversion option liability	$197,508	$-	$-	$197,508

	April 30,	Fair Value Measurements at April 30, 2021
	2021	Level 1	Level 2	Level 3
Conversion option liability	$208,503	$-	$-	$208,503

The following is a summary of activity of Level 3 assets and liabilities for the years ended April 30, 2022 and 2021:

Embedded Conversion Option Liability
Balance – April 30, 2021	$208,503
Gain from change in the fair value of conversion option liability	(10,995)
Balance – April 30, 2022	$197,508

Embedded Conversion Option Liability
Balance – April 30, 2020	$645,055
Reduction in fair value of conversion option liability for conversion of promissory note	(30,795)
Gain from change in the fair value of conversion option liability	(405,757)
Balance – April 30, 2021	$208,503

Changes in fair value of the conversion option liability are included as a separate Other Income (Expense) item in the accompanying Statement of Operations.

Leases

The Company follows ASC 842 regarding leases whereby lessees need to recognize leases on their balance sheet as a right of use asset and a corresponding lease liability. We have elected to exclude leases with a lease term of one year or less. Accordingly, we have no leases over one year.

Revenue Recognition

The Company will recognize revenue in accordance with the five-step method prescribed by ASC 606 “Revenues from Contracts with Customers”.

League Tryout Camps

The Company will recognize league tryout camp revenue on the dates that the tryout camps are held. There were no tryout camps held by the Company during the years ended April 30, 2022 or 2021, respectively.

Football League Operations

The Company will recognize revenue from future football league operations including gate, parking and concessions, stadium advertising and merchandising, licensing fees, sponsorships, naming rights, broadcast and cable, franchise fees, social media and on-line digital media including merchandising, advertising, and subscriptions, as applicable. The Company football operations had not commenced as of April 30, 2022.  The Company commenced the selling of on-line digital media merchandise through a third party drop shipper on April 29, 2022 and customers sent cash for certain items that were not shipped until May 2022.  The Company recorded $3,802 of accounts receivable with an offset to deferred revenue at April 30, 2022. Subsequently, when the drop shipper ships the item to the customer, the Company, will recognize revenue and cost of goods sold.

Income Taxes

Deferred income tax assets and liabilities arise from temporary differences associated with differences between the financial statements and tax basis of assets and liabilities, as measured by the enacted tax rates, which are expected to be in effect when these differences reverse.

Deferred tax assets and liabilities not related to an asset or liability are classified as current or noncurrent depending on the periods in which the temporary differences are expected to reverse. Valuation allowances are established when necessary to reduce the deferred tax assets to the amount expected to be realized.

The Company follows the provisions of FASB ASC 740-10 “Uncertainty in Income Taxes” (ASC 740-10). Certain recognition thresholds must be met before a tax position is recognized in the financial statements. An entity may only recognize or continue to recognize tax positions that meet a “more-likely-than-not” threshold. At April 30, 2022 and April 30, 2021, the Company does not believe it has any uncertain tax positions that would require either recognition or disclosure in the accompanying financial statements.

Stock Based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Stock Compensation”. ASC 718 requires the fair value of all stock-based employee compensation awarded to employees to be recorded as an expense over the shorter of the service period or the vesting period. The Company values employee and non-employee stock-based compensation at fair value using the Black-Scholes Option Pricing Model.

Net Loss per Share of Common Stock

The Company computes net earnings (loss) per share in accordance with ASC 260-10, “Earnings per Share.”, which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period and diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Securities that could potentially dilute earnings per share in the future at April 30, are as follows:

	2022	2021
Warrants to purchase common stock	62,970,000	1,500,000
Options to purchase common stock	1,200,000	1,200,000
Conversion of convertible unsecured promissory notes	20,782,211	21,110,215
Conversion of convertible secured promissory notes	11,586,275	14,130,497
Total	96,538,486	37,940,712

Contingencies

Certain conditions may exist as of the date the financial statements are issued which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. Company management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company's legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated, then the estimated liability would be accrued in the Company's financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be reasonably estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable would be disclosed. The Company does not include legal costs in its estimates of amounts to accrue.

Related Parties

Parties are related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

New Accounting Pronouncements

In July 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updates (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 changes how to recognize expected credit losses on financial assets. The standard requires a timelier recognition of credit losses on loans and other financial assets and also provides additional transparency about credit risk. The current credit loss standard generally requires that a loss actually be incurred before it is recognized, while the new standard will require recognition of full lifetime expected losses upon initial recognition of the financial instrument. Originally, ASU 2016-13 was effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. An entity should apply the standard by recording a cumulative effect adjustment to retained earnings upon adoption. In November 2019, FASB issued ASU No. 2019-10, Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). This ASU defers the effective date of ASU 2016-13 for public companies that are considered smaller reporting companies as defined by the SEC to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The adoption of this standard is not expected to result in a material impact to the Company’s financial statements.

In November 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contracts Assets and Contract Liabilities from Contracts with Customers, which requires companies to apply Accounting Standard Codification (“ASC”) 606 to recognize and measure contract assets and contract liabilities from contracts with customers acquired in a business combination on the acquisition date. This new guidance creates an exception to the general recognition and measurement principle noted in ASC 805, Business Combinations, which requires the acquirer in a business combination to recognize and measure the assets acquired at fair value at the acquisition date. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022 and interim periods, for all public business entities. Early adoption is permitted, including adoption in an interim period. ASU 2021-08 should be applied prospectively; however, an entity that elects to early adopt in an interim period should apply the amendments to all business combinations that occurred during the fiscal year that includes that interim period. The Company believes that the adoption of this new accounting guidance will not have a material impact on its financial statements.

Management has evaluated other recently issued accounting pronouncements and does not believe that any of these pronouncements will have a significant impact on the Company’s consolidated financial statements and related disclosures.